Note 23 - Mainland China Contribution Plan and Profit Appropriation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plan, Cost Recognized	$ 4,353,944	$ 3,685,654	$ 2,710,481